As filed with the Securities and Exchange Commission on May 21, 2026
Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 790	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 792	[X]

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
X	on June 5, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of the ETF Opportunities Trust:

T-REX 2X LONG ABAT DAILY TARGET ETF
T-REX 2X LONG ALB DAILY TARGET ETF
T-REX 2X LONG BTG DAILY TARGET ETF
T-REX 2X LONG BITF DAILY TARGET ETF
T-REX 2X LONG CRML DAILY TARGET ETF
T-REX 2X LONG DVLT DAILY TARGET ETF
T-REX 2X LONG ENVX DAILY TARGET ETF
T-REX 2X LONG GSIT DAILY TARGET ETF
T-REX 2X LONG LAC DAILY TARGET ETF
T-REX 2X LONG LAES DAILY TARGET ETF
T-REX 2X LONG LYSDY DAILY TARGET ETF
T-REX 2X LONG NAVN DAILY TARGET ETF
T-REX 2X LONG QSI DAILY TARGET ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 5, 2026 as the new effective date for Post-Effective Amendment No. 431 to the Registration Statement filed on October 23, 2025 for the following funds:

T-REX 2X LONG ABAT DAILY TARGET ETF
T-REX 2X LONG ALB DAILY TARGET ETF
T-REX 2X LONG BTG DAILY TARGET ETF
T-REX 2X LONG BITF DAILY TARGET ETF
T-REX 2X LONG CRML DAILY TARGET ETF
T-REX 2X LONG DVLT DAILY TARGET ETF
T-REX 2X LONG ENVX DAILY TARGET ETF
T-REX 2X LONG GSIT DAILY TARGET ETF
T-REX 2X LONG LAC DAILY TARGET ETF
T-REX 2X LONG LAES DAILY TARGET ETF
T-REX 2X LONG LYSDY DAILY TARGET ETF
T-REX 2X LONG NAVN DAILY TARGET ETF
T-REX 2X LONG QSI DAILY TARGET ETF

This Post-Effective Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C contained in Post-Effective Amendment No. 431 to the Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 21st day of May, 2026.
ETF OPPORTUNITIES TRUST
By: /s/ Karen M. Shupe
 Karen M. Shupe
 Treasurer and Principal Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Mary Lou H. Ivey	Trustee	May 21, 2026

*Theo H. Pitt, Jr.	Trustee	May 21, 2026

*Dr. David J. Urban	Trustee	May 21, 2026

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	May 21, 2026
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	May 21, 2026
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney